Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Schedule of borrowings
	At December 31,
	2018	2017
Non-current
Bank and financial borrowings (**)	405,944	453,428
Notes (*)	621,380	658,109
Other	427	2,118
	1,027,751	1,113,655
Current
Bank and financial borrowings (**)	40,063	311,902
Notes (*)	57,556	24,306
Loans with related parties (Note 26)	-	34,651
Others	1,288	1,931
	98,907	372,790
Total Borrowings	1,126,658	1,486,445

Schedule of changes in borrowings
	2018	2017
Balances at the beginning of the year	1,486,445	1,107,241
Loans obtained	195,141	596,030
Loans paid	(517,253)	(250,276)
Interest paid	(70,637)	(106,953)
Accrued interest for the year	93,786	119,964
Translation differences and inflation adjustment	(60,824)	20,439
Balances at the end of the year	1,126,658	1,486,445

Schedule of maturity of borrowings
	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2018 (1)	172,920	170,630	472,042	836,697	1,652,289
At December 31, 2017 (1)	422,746	230,464	523,855	803,436	1,980,501

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

Schedule of undiscounted cash flows of principal and estimated interest
	At December 31,
	2018	2017
Fair value of borrowings (2)	1,135,628	1,498,385
	1,135,628	1,498,385

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

Schedule of significant bank and financial borrowings

(**) As of December 31, 2018 significant bank and financial borrowings include the following:

Company	Lender	Currency	Maturity	Interest Rate		Outstanding (In millions of USD)	Capitalization(2)
Inframérica	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	8.5
Concessionaria do	BNDES	R$	June 2032	Variable	T.R.plus spread plus IPCA	2.1
Aeroporto Sao Goncalo	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.4	A
do Amarante	BNDES	R$	September 2022	Fixed	2.50%	2.1
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.5
Inframérica	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	278.5	A
Concessionaria do	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.2	D
Aeroporto de Brasilia	Bradesco	R$	July 2022	Variable	Selic plus spread	0.1	D
Terminal Aeroportuaria	Banco Guayaquil SA	USD	October 2019	Variable	6.58%	1.2	D
de Guayaquil S.A	Banco Guayaquil SA	USD	November 2019	Variable	7.45%	0.8	D
	Banco Bolivariano CA	USD	November 2019	Variable	7.30%	2.8	D
Terminal de Cargas de	Santander Uruguay	USD	June 2020	Fixed	4.25%	0.7	D
Uruguay S.A.	Santander Uruguay	USD	April 2023	Fixed	4.40%	2.2	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	7.1	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	29.6	D
	BPM	Euro	April 2019	Fixed	0.04%	2.3	D
Toscana Aeroporti S.p.a.	Unicredit	Euro	March 2019	Fixed	0.05%	5.7	D
	BNL	Euro	July 2019	Variable	Euribor 3 month plus spread	2.9	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.4	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.5	D
Armenia International	Credit Suisse AG	USD	June 2022	Variable	Libor 6 month plus spread	44.6	B
Airports CJSC		Euro	June 2022	Variable	Euribor 6 month plus spread	45.8
Total						446.0

(**) As of December 31, 2017 significant bank and financial borrowings include the following:

Company	Lender	Currency	Maturity	Interest Rate		Outstanding (In millions of USD)	Capitalization(2)
Inframérica	BNDES	R$	September 2032	Variable	TJLP (1) plus spread	98.6
Concessionaria do	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	2.2
Aeroporto Sao Goncalo	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.8	A
do Amarante	BNDES	R$	September 2022	Fixed	2.5%	3.2
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	1.5
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	1.2
Inframérica	BNDES	R$	December 2028	Variable	TJLP (1) plus spread	218.4	A
Concessionaria do	CAIXA	R$	December 2028	Variable	TJLP (1) plus spread	72.8	A
Aeroporto de Brasilia	CAIXA	R$	December 2017	Variable	IPCA	5.7	A
	CAIXA	R$	December 2023	Fixed	6%	4.8	A
	Bradesco	R$	July 2022	Variable	TJLP (1) plus spread	0.3	D
	Bradesco	R$	July 2022	Variable	Selic plus spread	0.1	D
	Santander	R$	June 2018	Variable	CDI plus spread	90.9	A
	Citibank	R$	March 2018	Fixed	9%	14.6	C
	Pine	R$	January 2018	Variable	CDI plus spread	9.7	C
Terminal Aeroportuaria	Banco Guayaquil SA	USD	2019	Variable	6.86%-6.92%	4.1	D
de Guayaquil S.A	Banco Bolivariano CA	USD	2019	Variable	6.92%	5.6	D
Terminal de Cargas de Uruguay S.A.	Santander Uruguay	USD	June 2020	Fixed	4.25%	1.1	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	9.3	B
Toscana Aeroporti S.p.a.	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	34.4	D
	Credem	Euro	November 2018	Variable	Euribor 3 month plus spread	6.0	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.5	D
Armenia International Airports CJSC	Credit Suisse AG	USD	June 2022	Variable	Libor 6 month plus spread	57.1	B
		Euro	June 2022	Variable	Euribor 6 month plus spread	51.2
Corporación América Airports S.A.	Goldman Sachs	USD	March 2019	Variable	7.63%	50.1	D
	Julius Bär	USD	December 2019	Fixed	2.40%	15.0	B
Aeropuertos Argentina 2000 S.A.	Banco Ciudad	Argentine peso	September 2018	Fixed	27.86%	1.0	D
Aeropuerto de Bahía Blanca S.A.	Banco de la Nación Argentina	Argentine peso	March 2019	Variable	4.75%	0.1	A
Total						765.3

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)

IPCA: corresponds to the Brazilian consumer Price index)

(2) A - Secured/guaranteed

      B – Secured/unguaranteed

      C – Unsecured/guaranteed

      D - Unsecured/unguaranteed

R$ - Brazilian Reales